Document and Entity Information	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	NATIONAL FUEL GAS COMPANY
Entity Incorporation State Country Code	NJ
Entity File Number	1-3880
Entity Tax Identification Number	13-1086010
Entity Address Address Line 1	6363 Main Street
Entity Address City Or Town	Williamsville
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14221
City Area Code	716
Local Phone Number	857-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	NFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000070145
Amendment Flag	false